Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Earnings per Common Share
Diluted earnings per share ("EPS") was calculated using the treasury stock method for stock options.

	2023			2022
	Net Earnings	Weighted		Net Earnings	Weighted
	to Common	Average		to Common	Average
	Shareholders	Shares	EPS	Shareholders	Shares	EPS
	($ millions)	(# millions)	($)	($ millions)	(# millions)	($)
Basic EPS	1,506	486.3	3.10	1,330	478.6	2.78
Potential dilutive effect of stock options (Note 20)	—	0.2	—	—	0.4	—
Diluted EPS	1,506	486.5	3.10	1,330	479.0	2.78